Nature of Operations, Basis of Presentation, and Liquidity - Additional information (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 03, 2021	Oct. 13, 2021	Nov. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Nature of Operations, Basis of Presentation, and Liquidity [Line Items]
Cash				$ 8,135,184		$ 17,139,694	$ 2,145,812
Negative working capital				20,100,000		16,000,000.0
Debt				1,740,752		7,175,029	13,742,970
Sustained cumulative losses attributable to common stockholders				(62,502,878)		(61,702,144)	(41,116,219)
Repayment of senior debt	$ 1,179,651		$ 1,200,000	$ 4,912,541	$ 4,639,674	$ 6,181,711	$ 6,013,257
Subsequent event
Nature of Operations, Basis of Presentation, and Liquidity [Line Items]
Number of shares issued		$ 3,323,616
Net proceeds		$ 5,500,000